UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2007.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Quadrangle Debt Recovery Advisors LP

   Address:   375 Park Avenue, 14th Floor
              New York, NY  10152

   Form 13F File Number:   28-12184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Michael Weinstock
   Title:   Managing Principal
   Phone:   212-418-1700

Signature, Place and Date of Signing:



   /s/ Michael Weinstock            New York, NY            May 2, 2007

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE

Quadrangle Debt Recovery Advisors LP
28-12184
Report for Period Ended:  03/31/2007

Report Summary:

   Number of Other Included Managers:                 1
   Form 13F Information Table Entry Total:            4
   Form 13F Information Table Value Total:     $240,508 (thousands)

List of Other Included Managers:

   01   28-12185     QDRF Master Ltd

                          FORM 13F INFORMATION TABLE


           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6   COLUMN 7           COLUMN 8
  ---------------------------- ---------------- --------- -------- ----------------- ------- ---------- --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
  ---------------------------- ---------------- --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
OWENS CORNING NEW              COM              690742101   107388  3370632 SH       SOLE                3370632        0        0
SILICON GRAPHICS INC           COM NEW          827056300    79346  3097140 SH       SOLE                3097140        0        0
TIME WARNER CABLE INC          CL A             88732J108    40033  1068408 SH       SOLE                1068408        0        0
U S G CORP                     COM NEW          903293405    22741   487160 SH       SOLE                 487160        0        0